CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)		Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash		$ 58,343	$ 106,288
Prepaid expenses and advances		31,334	66,008
Due from optionees	[1]	31,622	43,223
VAT receivables		17,042	22,308
Other receivables		29,096	35,636
Current assets		167,437	273,463
Non-current assets
Property deposits	[2]	17,500	134,272
Tax deposits	[2]	41,201	88,201
Exploration and evaluation assets	[1]	167,921	1,407,915
Equipment	[3]	17,630	34,107
Non-current assets		244,252	1,664,495
Total assets		411,689	1,937,958
Current liabilities
Accounts payable and accrued liabilities		524,028	628,867
Accounts payable owed by optionees		31,622	43,223
Due to related parties	[4]	568,597	130,652
Current portion of long-term loan	[5]	6,963	7,031
Current liabilities		1,131,210	809,773
Non-current liabilities
Long-term loan	[5]	9,939	18,096
Non-current liabilities		9,939	18,096
Shareholders' (deficiency) / equity
Share capital	[6]	9,733,139	9,582,406
Reserves	[6]	6,782,381	6,675,064
Deficit		(17,244,980)	(15,147,381)
Equity		(729,460)	1,110,089
Total shareholders' (deficiency)/equity and liabilities		$ 411,689	$ 1,937,958

[1]	Note 5.
[2]	Note 6.
[3]	Note 4.
[4]	Note 8.
[5]	Note 9.
[6]	Note 7.